Scope of Consolidation and Non-Consolidated Entities - Additional Information (Detail)					1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 01, 2023	May 31, 2023 shares	May 17, 2023 shares	Dec. 29, 2022 Product	Jun. 30, 2023	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary	100.00%				100.00%
Additional share-based payment expense						$ 100,000	$ 100,000	$ 100,000
Share-based payment expense						1,500,000	2,200,000	2,200,000
Success-fees payable						15,000,000	15,000,000	15,000,000
Profit						(29,762,000)	(57,557,000)	(75,040,000)	$ (116,835,000)	$ (98,688,000)	$ (96,749,000)
Cibus Global [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary	2.90%
Cibus Global [Member] | Class A Common Stock [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Number of shares issued | shares		16,527,484
Cellectis, Inc. [member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary									100.00%
Cellectis, Inc. [member] | Cellectis Biologics, Inc. [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary									100.00%
Calyxt [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary		48.00%
Additional expenses						$ 800	$ 800	$ 800
Primera Therapeutics, Inc. [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Name of associate				Primera Therapeutics, Inc.
Maximum number of exclusive license for product candidates | Product				5
Number of common stock received | shares			234,570
Ownership interest in associate			19.00%						17.00%
Voting rights held in associate			19.00%						17.00%
Calyxt ATM Program [Member] | Cellectis, Inc. [member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Non-controlling shareholders interest		52.00%								50.90%